Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                 May 5, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account UL
     File Nos. 333-40161 and 811-06025
     Rule 497(j) Certification
     ----------------------------------------------

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information dated May 1, 2009 being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement for the Account filed with the Commission on April 16, 2009.

     Please call the undersigned at (617) 578-2710 with any questions.

                                        Sincerely,


                                        /s/ Gina C. Sandonato
                                        ------------------------------
                                        Gina C. Sandonato
                                        Senior Counsel

Attachment